Group structure - Summary of direct and indirect interests of company in its subsidiaries (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
XP Investimentos S.A.
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Investimentos S.A.
Country of incorporation	Brazil
Principal activities	Holding
Percent of group's interest	100.00%	100.00%	100.00%
XPAC Sponsor LLC
Disclosure of subsidiaries [line items]
Name of subsidiary	XPAC Sponsor LLC
Country of incorporation	Cayman
Principal activities	Special Purpose Acquisition (SPAC) Sponsor
Percent of group's interest	100.00%	100.00%	100.00%
XProject LTD
Disclosure of subsidiaries [line items]
Name of subsidiary	XProject LTD
Country of incorporation	Cayman
Principal activities	Holding
Percent of group's interest	100.00%	100.00%	100.00%
XP Investimentos Corretora de Câmbio, Títulos e Valores Mobiliários S.A.
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Investimentos Corretora de Câmbio, Títulos e Valores Mobiliários S.A.
Country of incorporation	Brazil
Principal activities	Broker-dealer
Percent of group's interest	100.00%	100.00%	100.00%
XP Vida e Previdencia S.A.
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Vida e Previdência S.A. (iii)
Country of incorporation	Brazil
Principal activities	Retirement plans and insurance
Percent of group's interest	100.00%	100.00%	100.00%
Banco XP S.A.
Disclosure of subsidiaries [line items]
Name of subsidiary	Banco XP S.A.
Country of incorporation	Brazil
Principal activities	Multipurpose bank
Percent of group's interest	100.00%	100.00%	100.00%
XP Controle 3 Participações S.A.
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Controle 3 Participações S.A.
Country of incorporation	Brazil
Principal activities	Financial Holding
Percent of group's interest	100.00%	100.00%	100.00%
XPE Infomoney Educação Assessoria Empresarial e Participações Ltda.
Disclosure of subsidiaries [line items]
Name of subsidiary	XPE Infomoney Educação Assessoria Empresarial e Participações Ltda.
Country of incorporation	Brazil
Principal activities	Digital content services
Percent of group's interest	100.00%	100.00%	100.00%
Tecfinance Informática e Projetos de Sistemas Ltda.
Disclosure of subsidiaries [line items]
Name of subsidiary	Tecfinance Informática e Projetos de Sistemas Ltda.
Country of incorporation	Brazil
Principal activities	Rendering of IT services
Percent of group's interest	99.70%	99.73%	99.73%
XP Corretora de Seguros Ltda.
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Corretora de Seguros Ltda.
Country of incorporation	Brazil
Principal activities	Insurance broker
Percent of group's interest	99.99%	99.99%	99.99%
XP Gestão de Recursos Ltda.
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Gestão de Recursos Ltda.
Country of incorporation	Brazil
Principal activities	Asset management
Percent of group's interest	95.50%	95.60%	94.90%
XP Finanças Assessoria Financeira Ltda.
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Finanças Assessoria Financeira Ltda.
Country of incorporation	Brazil
Principal activities	Investment consulting service
Percent of group's interest	99.99%	99.99%	99.99%
Infostocks Informações e Sistemas Ltda.
Disclosure of subsidiaries [line items]
Name of subsidiary	Infostocks Informações e Sistemas Ltda.
Country of incorporation	Brazil
Principal activities	Mediation of information systems
Percent of group's interest	100.00%	99.99%	99.99%
XP Advisory Gestão Recursos Ltda.
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Advisory Gestão Recursos Ltda.
Country of incorporation	Brazil
Principal activities	Asset management
Percent of group's interest	99.53%	99.55%	99.54%
XP Vista Asset Management Ltda.
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Vista Asset Management Ltda.
Country of incorporation	Brazil
Principal activities	Asset management
Percent of group's interest	99.99%	99.99%	99.50%
XP Controle 4 Participações S.A.
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Controle 4 Participações S.A.
Country of incorporation	Brazil
Principal activities	Insurance holding
Percent of group's interest	100.00%	100.00%	100.00%
XP Investments UK LLP
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Investments UK LLP
Country of incorporation	UK
Principal activities	Inter-dealer broker and Organized Trading Facility (OTF)
Percent of group's interest	100.00%	100.00%	100.00%
XP Holding UK Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Holding UK Ltd
Country of incorporation	UK
Principal activities	International financial holding
Percent of group's interest	100.00%	100.00%	100.00%
XP Investments US, LLC
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Investments US, LLC
Country of incorporation	USA
Principal activities	Broker-dealer
Percent of group's interest	100.00%	100.00%	100.00%
XP Holding International LLC
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Holding International LLC
Country of incorporation	USA
Principal activities	International financial holding
Percent of group's interest	100.00%	100.00%	100.00%
XP Advisory US
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Advisory US
Country of incorporation	USA
Principal activities	Investment advisor
Percent of group's interest	100.00%	100.00%	100.00%
XP PE Gestão de Recursos Ltda.
Disclosure of subsidiaries [line items]
Name of subsidiary	XP PE Gestão de Recursos Ltda.
Country of incorporation	Brazil
Principal activities	Asset management
Percent of group's interest	98.10%	98.70%	98.70%
Carteira Online Controle de Investimentos Ltda. - ME
Disclosure of subsidiaries [line items]
Name of subsidiary	Carteira Online Controle de Investimentos Ltda. – ME (v)
Country of incorporation	Brazil
Principal activities	Investment consolidation platform
Percent of group's interest		100.00%	99.99%
Antecipa S.A.
Disclosure of subsidiaries [line items]
Name of subsidiary	Antecipa S.A.
Country of incorporation	Brazil
Principal activities	Receivables financing market
Percent of group's interest	100.00%	100.00%	100.00%
XP Allocation Asset Management Ltda.
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Allocation Asset Management Ltda.
Country of incorporation	Brazil
Principal activities	Asset management
Percent of group's interest	99.97%	99.99%	99.99%
Track Índices Consultoria Ltda. (v)
Disclosure of subsidiaries [line items]
Name of subsidiary	Track Índices Consultoria Ltda.
Country of incorporation	Brazil
Principal activities	Index provider
Percent of group's interest			100.00%
XP Eventos Ltda.
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Eventos Ltda.
Country of incorporation	Brazil
Principal activities	Media and events
Percent of group's interest	100.00%	100.00%	99.90%
DM10 Corretora de Seguros Ltda.
Disclosure of subsidiaries [line items]
Name of subsidiary	DM10 Corretora de Seguros Ltda.
Country of incorporation	Brazil
Principal activities	Insurance broker
Percent of group's interest	100.00%	100.00%	100.00%
XP Comercializadora de Energia Ltda.
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Comercializadora de Energia Ltda.
Country of incorporation	Brazil
Principal activities	Energy trading
Percent of group's interest	100.00%	100.00%	100.00%
XPAC Acquisition Corp.
Disclosure of subsidiaries [line items]
Name of subsidiary	XPAC Acquisition Corp. (vi)
Country of incorporation	Cayman
Principal activities	Special Purpose Acquisition (SPAC)
Percent of group's interest	0.00%	20.00%	20.00%
XP Distribuidora de Títulos e Valores Mobiliários
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Distribuidora de Títulos e Valores Mobiliários
Country of incorporation	Brazil
Principal activities	Securities dealer
Percent of group's interest	100.00%	100.00%	100.00%
Instituto de Gestao a Tecnologia de Informacao Ltda.
Disclosure of subsidiaries [line items]
Name of subsidiary	Instituto de Gestão e Tecnologia da Informação Ltda.
Country of incorporation	Brazil
Principal activities	Educational content services
Percent of group's interest	100.00%	100.00%	100.00%
Xtage Intermediação S.A.
Disclosure of subsidiaries [line items]
Name of subsidiary	Xtage Intermediação S.A.
Country of incorporation	Brazil
Principal activities	Digital assets
Percent of group's interest	100.00%	100.00%	100.00%
Habitat Capital Partners
Disclosure of subsidiaries [line items]
Name of subsidiary	Habitat Capital Partners (v)
Country of incorporation	Brazil
Principal activities	Asset management
Percent of group's interest		99.99%
XP Administradora de Benefícios Ltda
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Administradora de Benefícios Ltda.
Country of incorporation	Brazil
Principal activities	Individual health plan intermediation
Percent of group's interest	100.00%	100.00%	0.00%
BTR Administração e Corretagem de Seguros S.A.
Disclosure of subsidiaries [line items]
Name of subsidiary	BTR Administração e Corretagem de Seguros S.A. (ii)
Country of incorporation	Brazil
Principal activities	Retirement plans and insurance
Percent of group's interest	100.00%	100.00%	0.00%
Falx Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior
Disclosure of subsidiaries [line items]
Name of subsidiary	Falx Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior
Country of incorporation	Brazil
Principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	100.00%
Gladius Fundo de Investimento Multimercado Investimento no Exterior
Disclosure of subsidiaries [line items]
Name of subsidiary	Gladius Fundo de Investimento Multimercado Investimento no Exterior
Country of incorporation	Brazil
Principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	100.00%
Scorpio Debentures Incentivadas Fundo de Investimento Multimercado Crédito Privado
Disclosure of subsidiaries [line items]
Name of subsidiary	Scorpio Debentures Incentivadas Fundo de Investimento Multimercado Crédito Privado
Country of incorporation	Brazil
Principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	100.00%
Javelin Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior
Disclosure of subsidiaries [line items]
Name of subsidiary	Javelin Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior
Country of incorporation	Brazil
Principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	100.00%
Frade Fundo de Investimento em Cotas de Fundos de Investimento em Direitos Creditórios NP
Disclosure of subsidiaries [line items]
Name of subsidiary	Frade Fundo de Investimento em Cotas de Fundos de Investimento em Direitos Creditórios NP
Country of incorporation	Brazil
Principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	100.00%
Frade III Fundo de Investimento em Cotas de Fundo de Investimento Multimercado Crédito Privado
Disclosure of subsidiaries [line items]
Name of subsidiary	Frade III Fundo de Investimento em Cotas de Fundo de Investimento Multimercado Crédito Privado
Country of incorporation	Brazil
Principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	100.00%
Coliseu Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior
Disclosure of subsidiaries [line items]
Name of subsidiary	Coliseu Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior
Country of incorporation	Brazil
Principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	100.00%
NIMROD Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior
Disclosure of subsidiaries [line items]
Name of subsidiary	NIMROD Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior
Country of incorporation	Brazil
Principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	100.00%
XP High Yield Fund SP
Disclosure of subsidiaries [line items]
Name of subsidiary	XP High Yield Fund SP
Country of incorporation	Cayman
Principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	100.00%
XP International Fund SPC
Disclosure of subsidiaries [line items]
Name of subsidiary	XP International Fund SPC
Country of incorporation	Cayman
Principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	100.00%
XP Managers Fundo de Investimento em Participações Multiestratégia
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Managers Fundo de Investimento em Participações Multiestratégia
Country of incorporation	Brazil
Principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	100.00%
XP Alesia Fund SP CL Shares - Brazil Internacional Fund SPC.
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Alesia Fund SP CL Shares - Brazil Internacional Fund SPC.
Country of incorporation	Cayman
Principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	100.00%
Newave Fundo de Investimento em Participações Multiestratégia (v)
Disclosure of subsidiaries [line items]
Name of subsidiary	Newave Fundo de Investimento em Participações Multiestratégia (v)
Country of incorporation	Brazil
Principal activities	Investment fund
Percent of group's interest	0.00%	100.00%	100.00%
Endor Fundo de Investimento em Participações Multiestratégia Investimento no Exterior
Disclosure of subsidiaries [line items]
Name of subsidiary	Endor Fundo de Investimento em Participações Multiestratégia Investimento no Exterior
Country of incorporation	Brazil
Principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	100.00%
XP Phalanx CT Fund
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Phalanx CT Fund
Country of incorporation	Cayman
Principal activities	Investment fund
Percent of group's interest	100.00%	100.00%	0.00%
XP Controle 6 Participacoes S.A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Controle 6 Participações S.A. (iv)
Country of incorporation	Brazil
Principal activities	Holding
Percent of group's interest	100.00%	0.00%	0.00%
XP Representação Seguros Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Representação Seguros Ltda. (iv)
Country of incorporation	Brazil
Principal activities	Insurance broker
Percent of group's interest	100.00%	0.00%	0.00%
Banco Modal S.A.
Disclosure of subsidiaries [line items]
Name of subsidiary	Banco Modal S.A. (ii)
Country of incorporation	Brazil
Principal activities	Multipurpose bank
Percent of group's interest	100.00%	0.00%	0.00%
Modal Assessoria Financeira Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Modal Assessoria Financeira Ltda. (ii)
Country of incorporation	Brazil
Principal activities	Investment consulting services
Percent of group's interest	100.00%	0.00%	0.00%
Modal Distribuidora de Títulos e Valores Mobiliários Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Modal Distribuidora de Títulos e Valores Mobiliários Ltda. (ii)
Country of incorporation	Brazil
Principal activities	Securities dealer
Percent of group's interest	100.00%	0.00%	0.00%
Modalmais Treinamento e Desenvolvimento Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Modalmais Treinamento e Desenvolvimento Ltda. (ii)
Country of incorporation	Brazil
Principal activities	Professional training services
Percent of group's interest	100.00%	0.00%	0.00%
Modal Corretora de Seguros Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Modal Corretora de Seguros Ltda. (ii)
Country of incorporation	Brazil
Principal activities	Insurance broker
Percent of group's interest	100.00%	0.00%	0.00%
Eleven Serviços de Consultoria e Análise S.A. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Eleven Serviços de Consultoria e Análise S.A. (ii)
Country of incorporation	Brazil
Principal activities	Investment consulting services
Percent of group's interest	100.00%	0.00%	0.00%
Banking and Trading Desenvolvimento de Sistemas Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Banking and Trading Desenvolvimento de Sistemas Ltda. (“Carteira Global”) (ii)
Country of incorporation	Brazil
Principal activities	Softwares development services
Percent of group's interest	100.00%	0.00%	0.00%
Refinaria de Dados Análise de Dados Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Refinaria de Dados – Análise de Dados Ltda. (ii)
Country of incorporation	Brazil
Principal activities	Digital content services
Percent of group's interest	100.00%	0.00%	0.00%
Hum Bilhão Educação Financeira Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Hum Bilhão Educação Financeira Ltda. (ii)
Country of incorporation	Brazil
Principal activities	Digital content services
Percent of group's interest	100.00%	0.00%	0.00%
Vaivoa Educação Financeira Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Vaivoa Educação Financeira Ltda. (ii)
Country of incorporation	Brazil
Principal activities	Digital content services
Percent of group's interest	100.00%	0.00%	0.00%
Modal As a Service S.A. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Modal As a Service S.A. (ii)
Country of incorporation	Brazil
Principal activities	Financial services
Percent of group's interest	100.00%	0.00%	0.00%
Galapos Consultoria e Participações Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Galapos Consultoria e Participações Ltda. (ii)
Country of incorporation	Brazil
Principal activities	Consulting services
Percent of group's interest	100.00%	0.00%	0.00%
W2D Tecnologia e Soluções Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	W2D Tecnologia e Soluções Ltda. (ii)
Country of incorporation	Brazil
Principal activities	Rendering of IT services
Percent of group's interest	100.00%	0.00%	0.00%
XP Controle 5 Participações Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Controle 5 Participações Ltda.
Country of incorporation	Brazil
Principal activities	Holding
Percent of group's interest	100.00%	96.00%	92.00%
XP Sports Asset Management Ltda. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	XP Sports Asset Management Ltda. (ii)
Country of incorporation	Brazil
Principal activities	Asset management
Percent of group's interest	100.00%
Aetos Energia Fundo de Investimento em Direitos Creditórios [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Aetos Energia Fundo de Investimento em Direitos Creditórios
Country of incorporation	Brazil
Principal activities	Investment fund
Percent of group's interest	100.00%
Consignado Público XP Fundo de Investimento em Direitos Creditórios [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Consignado Público XP Fundo de Investimento em Direitos Creditórios
Country of incorporation	Brazil
Principal activities	Investment fund
Percent of group's interest	100.00%
SMF Fundo de Investimento Multimercado Crédito Privado [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	SMF Fundo de Investimento Multimercado Crédito Privado
Country of incorporation	Brazil
Principal activities	Investment fund
Percent of group's interest	100.00%
MM Macadâmia FIM CP IE [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	MM Macadâmia FIM CP IE (ii)
Country of incorporation	Brazil
Principal activities	Investment fund
Percent of group's interest	100.00%	0.00%	0.00%
MM Hedge Icon [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	MM Hedge Icon (ii)
Country of incorporation	Nassau
Principal activities	Investment fund
Percent of group's interest	99.37%	0.00%	0.00%
Suécia I Fundo de Investimento Multimercado [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Suécia I Fundo de Investimento Multimercado (ii)
Country of incorporation	Brazil
Principal activities	Investment fund
Percent of group's interest	100.00%	0.00%	0.00%
Suécia II Fundo de Investimento Multimercado [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Suécia II Fundo de Investimento Multimercado (ii)
Country of incorporation	Brazil
Principal activities	Investment fund
Percent of group's interest	100.00%	0.00%	0.00%